Lease Intangibles, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Intangibles, Net

Note 4. Lease Intangibles, Net

The following table details lease intangible assets and liabilities, net of accumulated amortization, at June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
In-place leases	$269,947	$271,392
Above-market leases	21,213	21,139
Less: accumulated amortization	(112,378)	(105,169)

Intangible lease assets, net	$178,782	$187,362

Below-market leases	$61,409	$61,938
Less: accumulated amortization	(17,550)	(16,335)

Intangible lease liabilities, net	$43,859	$45,603

The amounts amortized as a net increase to rental revenue for capitalized above- and below-market leases was $0.7 million for each of the six-month periods ended June 30, 2013 and 2012. The value of in-place leases amortized to expense was $8.8 million and $8.9 million for the six months ended June 30, 2013 and 2012, respectively.

3. Lease Intangibles, Net

The following details lease intangible assets and liabilities, net of accumulated amortization, at December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
In-place leases	$271,392	$272,854
Above-market leases	21,139	19,914
Less: accumulated amortization	(105,169)	(88,072)

Intangible lease assets, net	$187,362	$204,696

Below-market leases	$61,938	$59,581
Less: accumulated amortization	(16,335)	(13,360)

Intangible lease liabilities, net	$45,603	$46,221

In-place lease intangibles are amortized on a straight-line basis over the remaining initial term of the related lease and included in depreciation and amortization expense. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. The amounts amortized as a net increase to rental revenue for capitalized above- and below-market leases was approximately $1.3 million and $1.4 million for the years ended December 31, 2012 and 2011, respectively. The value of in-place leases amortized to expense was $18.0 million and $18.1 million for the years ended December 31, 2012 and 2011, respectively.

Based on the balance of the intangible assets and liabilities at December 31, 2012, the net aggregate amortization expense for the next five years is expected to be as follows: $16.3 million in 2013, $15.8 million in 2014, $14.7 million in 2015, $14.4 million in 2016 and $13.9 million in 2017. The amortization of in-place leases is classified within depreciation and amortization expense, while the amortization of above- and below-market leases is classified within rental revenue. The weighted-average remaining amortization period of the lease intangibles is approximately 11.1 years.